Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 34,511	$ 0
Tax exempt portion of goodwill	$ 27,300